Lease Obligations (Details) - Schedule of Future Minimum Rental Payments Under Noncancelable Operating Lease Arrangements - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Rental Payments under Noncancelable Operating Lease Arrangements [Abstract]
2024	$ 16,884
2025	17,223
2026	14,932
2027	14,497
2028	13,393
Thereafter	16,894
Total minimum payments	93,823
Less: Imputed interest	11,967
Present value of lease liabilities	$ 81,856	$ 89,100